Land Use Rights, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Land and Land Improvements [Abstract]
Summary of Land Use Rights And Related Accumulated Amortization
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Land use rights	264,886	399,054
Less: Accumulated amortization	(14,952)	(16,747)

Total land use rights, net	249,934	382,307

Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2019	2020
Land use rights	264,886	264,886
Less: Accumulated amortization	(9,629)	(14,952)

Total land use rights, net	255,257	249,934